Share Based Payment (Details) - USD ($)	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Share Based Payment [Line Items]
Constant value percentage	2.00%
Stock options	$ (881,022)	$ (508,149)
Charges recognized on restricted stock units	$ (863,330)	$ (577,047)
Group 1 Granted [Member]
Share Based Payment [Line Items]
Ordinary shares (in Shares)	579,078
Exercise price (in Dollars per share)	$ 1.52
Group 2 Granted [Member]
Share Based Payment [Line Items]
Ordinary shares (in Shares)	344,555
Exercise price (in Dollars per share)	$ 8
Group 3 Granted [Member]
Share Based Payment [Line Items]
Ordinary shares (in Shares)	833,333
Exercise price (in Dollars per share)	$ 4.25